UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08471
Morgan Stanley Aggressive Equity Fund
(Exact name of registrant as specified in charter)
1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)
Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-762-4000

Date of fiscal year end:	July 31, 2005

Date of reporting period:	October 31, 2004

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Aggressive Equity Fund

Portfolio of Investments October 31, 2004 (unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS (98.3%)
	Advertising/Marketing Services (2.4%)
212,700	Lamar Advertising Co. (Class A)*	$8,810,034

	Air Freight/Couriers (1.1%)
76,800	C.H. Robinson Worldwide, Inc.	4,142,592

	Apparel/Footwear (1.1%)
84,700	Coach, Inc.*	3,949,561

	Apparel/Footwear Retail (1.1%)
96,100	Chico’s FAS, Inc.*	3,846,883

	Biotechnology (2.3%)
94,600	Genentech, Inc.*	4,307,138
118,300	Gilead Sciences, Inc.*	4,096,729
		8,403,867
	Broadcasting (2.4%)
274,400	Univision Communications Inc. (Class A)*	8,495,424

	Casino/Gaming (8.8%)
307,300	GTECH Holdings Corp.	7,273,791
242,400	International Game Technology	8,008,896
249,400	Station Casinos, Inc.	12,706,930
62,750	Wynn Resorts, Ltd.*	3,648,913
		31,638,530
	Construction Materials (1.7%)
97,000	Rinker Group Ltd. (ADR) (Australia)	6,283,660

	Discount Stores (1.6%)
194,900	Dollar Tree Stores, Inc.*	5,632,610

	Financial Conglomerates (1.7%)
171,400	Brascan Corp. (Class A) (Canada)	6,115,552

	Financial Publishing/Services (1.1%)
51,200	Moody’s Corp.	3,983,872

	Food: Specialty/Candy (1.5%)
81,700	Wrigley (Wm.) Jr. Co.	5,343,180

	Gas Distributors (1.1%)
82,000	Questar Corp.	3,936,000

	Hotels/Resorts/Cruiselines (3.7%)
223,500	Carnival Corp. (Panama)	11,300,160
41,700	Royal Caribbean Cruises Ltd. (Liberia)	1,943,220
		13,243,380
	Household/Personal Care (1.4%)
124,000	Gillette Co. (The)	5,143,520

	Insurance Brokers/Services (0.9%)
82,700	ChoicePoint Inc.*	3,442,801

NUMBER OF SHARES		VALUE
	Integrated Oil (1.4%)
146,700	Suncor Energy, Inc. (Canada)	5,002,470

	Internet Retail (0.0%)
2,300	Shopping.com LTD*	62,031

	Internet Software/Services (2.2%)
223,700	Yahoo! Inc.*	8,095,703

	Investment Banks/Brokers (2.1%)
285,100	Ameritrade Holding Corp.*	3,712,002
166,800	Greenhill & Co., Inc.	3,751,332
		7,463,334
	Investment Managers (0.5%)
94,000	Calamos Asset Management Inc.(Class A)	1,833,000

	Medical Distributors (0.9%)
90,600	Patterson Companies Inc.*	3,397,500

	Medical Specialties (9.4%)
124,000	Dade Behring Holdings Inc.*	6,979,960
123,300	Fisher Scientific International, Inc.*	7,072,488
116,000	Guidant Corp.	7,727,920
132,100	INAMED Corp.*	7,021,115
104,000	Kinetic Concepts, Inc.*	5,182,320
		33,983,803
	Medical/Nursing Services (1.7%)
277,700	VCA Antech, Inc.*	6,226,034

	Miscellaneous Commercial Services (3.1%)
112,500	Corporate Executive Board Co. (The)	7,160,625
126,400	Iron Mountain Inc.*	4,177,520
		11,338,145
	Oil & Gas Production (3.8%)
279,200	Ultra Petroleum Corp. (Canada)*	13,569,120

	Oilfield Services/Equipment (1.0%)
61,100	Smith International, Inc.*	3,548,688

	Other Consumer Services (4.0%)
86,000	Apollo Group, Inc. (Class A)*	5,676,000
90,400	eBay Inc.*	8,823,944
		14,499,944

	Packaged Software (4.2%)
76,800	Adobe Systems, Inc.	4,303,104
89,300	Mercury Interactive Corp.*	3,878,299
243,100	Microsoft Corp.	6,804,369
		14,985,772

	Precious Metals (3.8%)
289,400	Newmont Mining Corp.	13,752,288

	Property - Casualty Insurers (3.6%)
3,382	Berkshire Hathaway, Inc. (Class B)*	9,483,128
7,000	White Mountains Insurance Group, Ltd. (Bermuda)	3,571,400

NUMBER OF SHARES		VALUE
		13,054,528
	Real Estate Investment Trusts (1.1%)
106,400	Plum Creek Timber Co., Inc.	3,861,256

	Recreational Products (3.4%)
147,500	Electronic Arts Inc.*	6,625,700
193,500	WMS Industries, Inc.*	5,659,875
		12,285,575
	Restaurants (3.8%)
236,590	AFC Enterprises, Inc.*	5,129,271
78,000	P.F. Chang’s China Bistro, Inc.*	3,965,520
166,000	Sonic Corp.*	4,520,180
		13,614,971
	Semiconductors (1.2%)
154,600	Marvell Technology Group Ltd. (Bermuda)*	4,416,922

	Services to the Health Industry (1.4%)
109,000	Stericycle, Inc.*	4,940,970

	Specialty Stores (3.2%)
1,610	Build-A-Bear Workshop Inc.*	39,300
88,500	Guitar Center, Inc.*	3,949,755
131,100	PETsMART, Inc.	4,192,578
106,400	Tuesday Morning Corp.*	3,472,896
		11,654,529
	Specialty Telecommunications (3.9%)
527,700	Crown Castle International Corp.*	8,079,087
89,200	NTL, Inc.*	5,932,692
		14,011,779
	Telecommunication Equipment (3.6%)
314,700	QUALCOMM Inc.	13,157,607

	Wholesale Distributors (1.1%)
132,500	SCP Pool Corp.	3,867,675

	TOTAL COMMON STOCKS
	(Cost $325,803,742)	355,035,110

PRINCIPAL AMOUNT IN THOUSANDS
	SHORT-TERM INVESTMENTS (0.8%)
	REPURCHASE AGREEMENT
$2,937	Joint repurchase agreement account 1.84% due 11/01/04 (dated 10/29/04; proceeds $2,937,450) (a) (Cost $2,937,000)		2,937,000

	TOTAL INVESTMENTS
	(Cost $328,740,742) (b)	99.1%	$357,972,110
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.9	3,072,713
	NET ASSETS	100.0%	$361,044,823

ADR                       American Depository Receipt.

*                                         Non-income producing security.

(a)                               Collateralized by federal agency and U.S. Treasury obligations.

(b)                               The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.  The aggregate gross unrealized appreciation is $ 33,019,516, and the aggregate gross unrealized depreciation is $ 3,788,148, resulting in net unrealized appreciation of $ 29,231,368.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Aggressive Equity Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004